Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 38	$ 41
Net interest (income) expense on net defined benefit (asset) liability	(15)	(17)
Impact of plan amendments		(1)
Administrative expenses	3	2
Benefits expense	26	25
Government pension plans expense	104	76
Defined contribution expense	105	81
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	235	182
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	1	1
Net interest (income) expense on net defined benefit (asset) liability	11	11
Impact of plan amendments	(84)
Benefits expense	(72)	12
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	$ (72)	$ 12